Supplement to the
Fidelity Asset Manager® Funds
December 17, 2008
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 28.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AR-09-01 June 12, 2009
1.899421.100

Supplement to the
Fidelity Asset Manager Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
December 17, 2008
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 27.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

AAR-09-01 June 12, 2009
1.885797.101

Supplement to the
Fidelity Asset Manager Funds
Fidelity Advisor Asset Manager® 20%
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50%
Fidelity Advisor Asset Manager 60%
Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Institutional Class
December 17, 2008
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 25.

Geoffrey Stein is manager of the Fidelity Asset Manager Funds, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AARI-09-01 June 12, 2009
1.899425.100

Supplement to the
Fidelity® Broad Market Opportunities Fund
December 17, 2008
Prospectus

Effective on April 1, 2009, Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

The following information replaces the biographical information for Derek Young and Henry Jaung found in the "Fund Management" section on page 15.

Christopher Sharpe is co-manager of Series Broad Market Opportunities Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoffrey Stein is co-manager of Series Broad Market Opportunities Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

BMO-09-02 June 12, 2009
1.857395.104

Supplement to the
Fidelity® Global Balanced Fund
December 30, 2008
Prospectus

Fidelity Global Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Global Balanced
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

23.03%	-5.97%	-8.15%	-6.14%	29.90%	13.67%	9.00%	13.70%	13.77%	-23.27%

During the periods shown in the chart for Global Balanced:

Returns

Quarter ended

Highest Quarter Return	14.26%	December 31, 1999
Lowest Quarter Return	-12.35%	September 30, 2008

GBL-09-02 June 12, 2009
1.855563.104

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Global Balanced
Return Before Taxes	-23.27%	4.22%	4.77%
Return After Taxes on Distributions	-23.95%	2.83%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	-14.93%	3.33%	3.75%
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)	-40.46%	-0.13%	-0.37%
Citigroup® World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	10.89%	6.05%	5.90%
Fidelity Global Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	-22.78%	2.52%	2.35%

The following information replaces the biographical information for Derek Young and Ruben Calderon found in the "Fund Management" section on page 24.

Geoffrey Stein is co-manager of Global Balanced Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Ruben Calderon is co-lead manager of Global Balanced Fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst and asset allocation strategist.

The following information replaces the similar information found in the "Fund Management" section beginning on page 24.

The statement of additional information (SAI) provides additional information about the compensation of accounts managed by, and any fund shares held by Messrs. Calderon, Stein, Tucker, Dufour, Lo, Weir and Ms. Reilly.

Supplement to the
Fidelity Advisor Global Balanced Fund
Class A, Class T, Class B, and Class C
February 17, 2009
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24. All references to Mr. Young are no longer applicable.

Geoffrey Stein is co-manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBL-09-01 June 12, 2009
1.899423.100

Supplement to the
Fidelity Advisor Global Balanced Fund
Institutional Class
February 17, 2009
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24. All references to Mr. Young are no longer applicable.

Geoffrey Stein is co-manager of the fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBLI-09-01 June 12, 2009
1.899424.100